RELATED PARTY TRANSACTIONS (Details Narrative)			6 Months Ended		12 Months Ended
	Aug. 02, 2020 USD ($) ft²	Jan. 02, 2020 USD ($) ft²	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)
Related Party Transaction [Line Items]
Cost of revenues - related parties			$ 728,572	$ 285,258
Accounts Receivable, Related Parties, Current			957,396		$ 957,396	$ 515,193
Proceeds from Related Party Debt			443,764
Linsun [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt			2,690,944	1,004,185
Linsun Smart Technology Co., Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of Land | ft²		8,460
Lessee, Operating Lease, Term of Contract		10 years
Lessee, Operating Lease, Description		Annual lease payment from Linsun amounted to approximately $
Lessor, Operating Lease, Payments to be Received		$ 250,000
[custom:OperatingLeasesPercentage]		15.00%
Operating Lease, Lease Income			131,904	119,956
Dogness Pet Culture (Dongguan) Co., Ltd. [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of Land | ft²	580
Lessee, Operating Lease, Term of Contract	10 years
Lessee, Operating Lease, Description	Annual lease payment from Dogness Network amounted to approximately $
Lessor, Operating Lease, Payments to be Received	$ 37,000
[custom:OperatingLeasesPercentage]	15.00%
Operating Lease, Lease Income			$ 19,489	$ 16,099
Dogness Biotechnology Co Ltd [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Area of Land | ft²	50
Lessor, Operating Lease, Payments to be Received	$ 1,866
Operating Lease, Lease Income					$ 933
Guangdong Dogness Biotechnology Co., Ltd., [Member] | Lease Agreement [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Term of Contract	10 years